Investments - Amortization by Expected Maturity (Details) - USD ($) $ in Millions	Jun. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
Amortized cost of fixed maturities available-for-sale
Due in one year or less	$ 1,363.2		$ 1,298.4
Due after one year through five years	8,011.1		8,486.2
Due after five years through ten years	9,287.7		9,209.3
Due after ten years	26,876.6		26,448.9
Subtotal	45,538.6		45,442.8
Mortgage-backed and other asset-backed securities	23,291.1		22,178.2
Amortized cost, fixed maturities	68,829.7		67,621.0		$ 67,103.9
Fair value of fixed maturities available-for-sale
Due in one year or less	1,348.2		1,282.2
Due after one year through five years	7,782.9		8,285.1
Due after five years through ten years	8,716.9		8,675.0
Due after ten years	22,882.1		23,435.3
Subtotal	40,730.1		41,677.6
Mortgage-backed and other asset-backed securities	22,051.8		20,852.6
Fair value, fixed maturities	$ 62,781.9	[1]	$ 62,530.2	[1]	$ 59,631.3

[1]	See Note 3, Investments, for further details relating to the amortized cost of fixed maturities, available-for-sale.